Convertible Notes Payable - Schedule of Convertible Notes Payable (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Convertible Notes Payable [Abstract]
Total convertible notes payable	¥ 238,739,310	$ 33,350,000	¥ 109,119,912